Annual Operating Expenses - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Investor Class
	Apr. 29, 2024
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.72%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.